                              [LOGO TOUCHSTONE]
                         ---------------------------
                         Touchstone Variable Annuity



                     -   Emerging Growth

                     -   International Equity

                     -   Growth & Income

                     -   Balanced

                     -   Income Opportunity

                     -   Bond

                     -   Standby Income













--------------------------------------------------------------------------------



                                ANNUAL REPORT
                              DECEMBER 31, 1997



--------------------------------------------------------------------------------

This booklet contains the Annual Reports which reflect the results of the TOUCHSTONE VARIABLE ANNUITY, a flexible purchase payment deferred variable annuity contract, issued by WESTERN-SOUTHERN LIFE ASSURANCE COMPANY ("Western-Southern"). Included in this booklet are the Annual reports for Western-Southern's Separate Account 1 and the investment portfolios underlying the Touchstone Variable Annuity. These Annual Reports are bound together for your convenience.

Dear Fellow Contract Owner:

     The current "golden age" of moderate growth, low interest rates, low inflation, and robust corporate earnings has been good for stocks. Keep in mind, though, that this kind of market will not always be around. Certainly not when there are so many unfamiliar situations surrounding us: the Asian currency crisis, the year 2000 issue, tensions in the Middle East, or simply that stocks have been so hot for so long. Simply speaking, there's nothing the market hates more than uncertainty, and we've experienced a lot of it lately.

     Most people attribute the stock market's exceptionally strong rise and recent volatility to the huge flood of money that has poured into equity mutual funds. The 1995-97 total of nearly $600 billion of new cash invested in equity funds is an impressive figure. It has added 70% of the total assets accumulated by the mutual fund industry over its entire 72 years of existence. But the dominant reason why investors have wanted to put so much money into stocks is that the last three years have been the most favorable for corporate profit growth in well over 50 years.

     It's times like these that the Touchstone brand of investment management makes sense. Because the truth is, no matter where the markets go, there are always good stocks available. At Touchstone, our portfolio managers look for these companies one at a time, using every possible means of rigorous financial analysis to hands-on, face-to-face research, in quest of an edge nobody else has. That's how Touchstone helps investors get where they need to go.

     We've been through volatile times before, and there's a good chance we'll have to face them again. The particulars may change, but the commitment of each and every member of the Touchstone administrative and portfolio team--and the discipline they employ--remains the same.

     Please review the enclosed financial statements for portfolio updates and performance numbers for important information about the investment you have chosen.

     Going forward, I urge you to be reasonable in your expectations. Now, more than ever, it's important to take a long-term view. So I ask that you carefully review the shorter-term risks associated with your investments and make sure they truly fit your comfort level. Your financial advisor can help you adjust your investment strategy to meet any of your changing needs.

     We appreciate your continued confidence and investment in the Touchstone Family of Funds and Variable Annuities(1)




Sincerely,



/s/ Edward G. Harness
-------------------------------------
Edward G. Harness
President and Chief Executive Officer
Touchstone Family of Funds




P.S. Please visit us on the World Wide Web at www.touchstonefunds.com




---------------
(1) Touchstone Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio, Touchstone Family of Funds and Variable Annuities are distributed by Touchstone Securities, Inc., Member NASD and SIPC.

                      (This Page Intentionally Left Blank)

                              [LOGO TOUCHSTONE]
                         ---------------------------

                            Western-Southern Life
                              Assurance Company

                              ------------------
                              Separate Account 1











--------------------------------------------------------------------------------



                                 ANNUAL REPORT
                               DECEMBER 31, 1997



--------------------------------------------------------------------------------

TOUCHSTONE EMERGING GROWTH SUB-ACCOUNT

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected Touchstone Emerging Growth Sub-Account's performance. Small capitalization stocks, as measured by the Russell 2000, rose 22.4% while the total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Emerging Growth Sub-Account was 31.9%.

As the value-style manager of the Touchstone Emerging Growth Portfolio, David L. Babson's core strategy continued to stress bottom up fundamental analysis in identifying low risk stocks with attractive return potential. The last part of 1997 demonstrated some of the benefits that come with this lower risk investment style. When the markets tumbled in October, value stocks in the portfolio held up well. Investment highlights in 1997 included good performance from Dime Bancorp (+105%) and office furniture manufacturer Herman Miller (+93%). Babson believes that future investment performance will increasingly depend on stock selection capabilities. Going forward, Babson thinks the market environment will be much more difficult and that only careful stock selection will produce reasonable gains.

As the growth-style manager of the Touchstone Emerging Growth Portfolio, Westfield Capital Management continued to find companies with good growth prospects. Delving a bit deeper, Westfield believes that the second half of 1997 was the beginning of a major reversal in relative performance, favoring small-cap issues. On an annual basis, 1997 was the first time since 1993 that smaller-cap indices outperformed their larger brethren; and not so coincidentally, the majority of active managers also beat index funds. This year's third quarter showed the Russell 2000 returning double the S&P 500 and over four times the Dow Industrials. Unfortunately, the increased visibility of various Asian troubles derailed this momentum. Westfield believes that the Asian troubles were counter-intuitive and therefore temporary because the very names being bought in this flight to quality are the companies with the heaviest foreign profit exposures.

The Asian phenomenon did, however, prompt several sector shifts within the Westfield portfolio. First, their exposure to semiconductor equipment, semiconductors, and cellular handset infrastructure was quickly cut back. Shortly thereafter Westfield almost completely moved out of the energy service companies and boosted positions in REITS, consumer products, systems integration service companies, and various broadcast arenas.


                        Growth of a $10,000 investment

      ----------------------
      Aggregate Total Return
      ----------------------
      One Year    Inception
       Ended     to 12/31/97
      12/31/97
       31.9%        69.1%
      ----------------------

<Capiton>
                   Touchstone
 Measurement        Emerging                CDA/Wiesenberger
   Period            Growth     Russell      Small Company
(Fiscal Year          Sub-        2000          Growth
  Covered)          Account      Index          Avg - VA
  Feb-95             10000       10000           10000
  Mar-95             10094       10171           10284
  Jun-95             10694       11125           11458
  Sep-95             11600       12224           12955
  Dec-95             11687       12488           12801
  Mar-96             12227       13126           13501
  Jun-96             12753       13782           14428
  Sep-96             12465       13829           14706
  Dec-96             12818       14548           14934
  Mar-97             12419       13798           13808
  Jun-97             14685       16032           16007
  Sep-97             16965       18418           18439
  Dec-97             16906       17801           17430

Past performance is not predictive of future performance.

TOUCHSTONE INTERNATIONAL EQUITY SUB-ACCOUNT

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone International Equity Sub-Account's performance. International equity stocks, as measured by the MSCI EAFE Index, rose 2.0% while the total return (net of fees and expenses, but excluding surrender charges) for the Touchstone International Equity Sub-Account was 13.2%.

As the international equity manager of the Touchstone International Equity Portfolio, BEA Associates attributes the Fund's performance to primarily two decisions. First, they were underweighted in Japan and developed Asia and, secondly, they had an allocation to the emerging markets in Latin America.

At year-end, the Japan weighting in the portfolio was approximately one-third that of MSCI EAFE. Given that nation's economic doldrums and the resulting drop in equity prices, this approach proved fruitful (the Japanese market fell 24% in 1997). Stock selection in Japan, which emphasized globally oriented companies (such as Sony, Honda, Nintendo and Toyota) and avoided most domestic sectors, was also effective in adding value. BEA's relatively small exposure to most other Asian markets contributed positively to performance as well, mainly in the second half of the year.

A byproduct of reducing Asian positions was an increase in the portfolio's allocation to Europe, which benefited from particularly good stock selection. Holdings in France, Sweden, Italy, the Netherlands and Portugal performed best throughout the year. As for emerging markets, their bias toward Latin America, specifically Brazil and Mexico, boosted the portfolio's returns.


                        Growth of a $10,000 investment

      ----------------------
      Aggregate Total Return
      ----------------------
      One Year    Inception
       Ended     to 12/31/97
      12/31/97
       13.2%        39.8%
      ----------------------

                    Touchstone
 Measurement       International              CDA/Wiesenberger
   Period             Equity         MSCI      International
(Fiscal Year           Sub-          EAFE          Equity
  Covered)            Account       Index         Avg - VA
  Feb-95              10000         10000          10000
  Mar-95              10337         10623          10212
  Jun-95              10754         10701          10913
  Sep-95              11201         11147          11606
  Dec-95              11231         11598          11789
  Mar-96              11888         11933          12426
  Jun-96              12116         12122          13063
  Sep-96              11963         12107          13158
  Dec-96              12351         12300          13713
  Mar-97              12499         12107          13868
  Jun-97              13865         13687          15521
  Sep-97              14426         13600          16288
  Dec-97              13985         12544          15468

Past performance is not predictive of future performance.

TOUCHSTONE GROWTH & INCOME SUB-ACCOUNT

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone Growth & Income Sub-Account's performance. Growth & Income stocks, as measured by the S&P 500 Index, rose 33.4% while the total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Growth & Income Sub-Account was 18.3%.

As the growth and income manager of the Touchstone Growth & Income Portfolio, Scudder Kemper Investments, Inc., focused exclusively on their relative dividend yield discipline. This strategy requires Scudder to concentrate on stocks that pay dividends, buy stocks when their yields are above the market yield, and sell them when they fall below. This discipline, which is successful in identifying when stocks are overvalued or undervalued, caused Scudder to modestly underweight the healthcare sector, but to focus exclusively on pharmaceutical stocks rather than the weaker performing HMO's or medical device companies. The strategy paid off, as the Fund's pharmaceutical stocks were exceptional performers, outperforming the sector and the broad market.

Electric and telephone utilities were also important contributors to the Fund's performance, as a "flight to quality" later in the year, aided further by declining interest rates and merger activity in the industry, led these stocks to outperform the market. The Fund is overweighted in both electrics and telephones. The largest sector exposure in the Fund is in financial stocks, representing about 23% of the portfolio. This overweight added value, as finance stocks were one of the stronger performing sectors of the market.



                        Growth of a $10,000 investment

      ----------------------
      Aggregate Total Return
      ----------------------
      One Year    Inception
       Ended     to 12/31/97
      12/31/97
       18.3%        67.5%
      ----------------------

                     Touchstone
 Measurement          Growth &                CDA/Wiesenberger
   Period             Income        S & P     Growth & Current
(Fiscal Year           Sub-          500           Income
  Covered)            Account       Index         Avg - VA
  Feb-95              10000         10000          10000
  Mar-95              10252         10295          10249
  Jun-95              10998         11278          11017
  Sep-95              11814         12174          11845
  Dec-95              12490         12908          12386
  Mar-96              13346         13600          12996
  Jun-96              13623         14210          13423
  Sep-96              13762         14649          13853
  Dec-96              14162         15871          14856
  Mar-97              13553         16298          14914
  Jun-97              15062         19141          16913
  Sep-97              16348         20575          18210
  Dec-97              16750         21165          18411

Past performance is not predictive of future performance.

TOUCHSTONE BALANCED SUB-ACCOUNT

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone Balanced Sub-Account's performance. Growth and value stocks, as measured by the S&P 500 Index, rose 33.4% and government and corporate bonds, as measured by the Lehman Brothers Aggregate rose 9.7% while the total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Balanced Sub-Account was 17.0%.

As the balanced fund manager of the Touchstone Balanced Portfolio, OpCap Advisors employed a disciplined, bottom-up approach to stock selection which has not changed since their inception as manager of the Fund in April of 1997. Their investment horizon is long-term, with an average holding period of 3 to 4 years. An example of this long-term horizon is Shaw Industries, which has recently been implementing a retail strategy with excellent prospects for the long term, but which resulted in a $33 million fourth quarter charge against earnings for the closing of approximately 100 retail stores. Profitability should now increase, and the long-term strategy and financial prospects remain in place.

On the fixed income side of the portfolio, OpCap Advisors remained focused on issue selection, believing this to be the best way to consistently add value in the fixed income markets over time. The Fund was well diversified among sectors, issues and maturities and was comprised of high quality securities that offer superior total return prospects over a variety of market scenarios. Their holdings were in well structured securities that have particularly benefited during this annual period of declining interest rates. OpCap continued to favor long-term non-government debt such as commercial banking and public financing issues, believing that they offer superior return prospects.


                        Growth of a $10,000 investment

      ----------------------
      Aggregate Total Return
      ----------------------
      One Year    Inception
       Ended     to 12/31/97
      12/31/97
       17.0%        61.3%
      ----------------------

                                              Lehman
 Measurement        Touchstone               Brothers        CDA/Wiesenberger
   Period            Balanced       S & P   Government/      Growth & Current
(Fiscal Year           Sub-          500     Corporate          Balance
  Covered)            Account       Index     Index             Avg - VA
  Feb-95              10000         10000     10000              10000
  Mar-95              10283         10295     10061              10161
  Jun-95              11258         11278     10674              10825
  Sep-95              11915         12174     10884              11838
  Dec-95              11963         12908     11348              11795
  Mar-96              12339         13600     11147              12026
  Jun-96              12454         14210     11210              12236
  Sep-96              12842         14649     11417              12503
  Dec-96              13783         15871     11760              13089
  Mar-97              13652         16296     11695              13005
  Jun-97              14978         19141     12125              14339
  Sep-97              15871         20575     12530              15274
  Dec-97              16130         21166     12895              15399

Past performance is not predictive of future performance.



TOUCHSTONE INCOME OPPORTUNITY SUB-ACCOUNT

Over the course of the year ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone Income Opportunity Sub-Account's performance. Corporate high yield bonds, as measured by the CDA/Wiesenberger Corporate High Yield Variable Annuity Average, rose 12.8%; international bonds, as measured by the CDA/Wiesenberger Global Income Variable Annuity Average rose 4.4% while corporate bonds in general, as measured by the Lehman Brothers Corporate Bond Index, rose 10.2%. Total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Income Opportunity Sub-Account was 10.6%.

As the manager of the Touchstone Income Opportunity Portfolio, Alliance Capital Management continued to concentrate its portfolio strategy on investments in emerging market corporates, emerging market sovereign and U.S. corporate high yield debt. Alliance reports that during the second half of 1997, U.S. economic activity remained healthy but started to slow from its rapid pace. The Federal Reserve did not take any action regarding interest rates due to improving inflation fundamentals and a stronger dollar coupled with turmoil in Asian financial markets. Global economic growth suffered a setback in the fourth quarter due to sharply devalued currencies and falling equity markets in Southeast Asia and Hong Kong. The lack of clear and prompt responses to these crises led many investors to re-evaluate the risk premiums associated with emerging market debt. Many countries such as Brazil, Russia and Argentina faced increased scrutiny and their debt came under pressure.

The portfolio's investments in emerging market debt were diversified across Latin America, Southeast Asia and Eastern Europe with only two countries having an exposure of over 6%. Alliance chose to invest in Southeast Asia and emerging market corporates because they had been the best sources of yield in 1997. They continue to closely monitor their small position in Thailand and also their holdings in Indonesia, where they feel they own some of the stronger, more diversified credits. Due, however, to the increased uncertainty and volatility in emerging market debt, Alliance decided to increase the Fund's weighting in U.S. corporate high yield to 40%. This high yield market continued to be driven by new issuance and provided strong returns in the second half of the year. As emerging market prices improve, Alliance will selectively sell down their exposure there and continue to increase their U.S. high yield percentage.


                        Growth of a $10,000 investment

      ----------------------
      Aggregate Total Return
      ----------------------
      One Year    Inception
       Ended     to 12/31/97
      12/31/97
       10.6%        74.0%
      ----------------------

                 Touchstone      Lehman
 Measurement       Income        Brothers    CDA/Wiesenberger  CDA/Wiesenberger
   Period        Opportunity    Corporate     International       Corporate
(Fiscal Year        Sub-          Bond            Bond            High Yield
  Covered)         Account        Index         Avg - VA           Avg - VA
  Feb-95           10000          10000          10000              10000
  Mar-95           9780           10082          10161              10083
  Jun-95           11247          10832          10727              10695
  Sep-95           11919          11087          10908              10933
  Dec-95           12515          11635          11304              11277
  Mar-96           13185          11335          11214              11545
  Jun-96           13970          11386          11359              11770
  Sep-96           15020          11613          11712              12285
  Dec-96           15728          12017          12067              12667
  Mar-97           16033          11896          11855              12695
  Jun-97           17089          12387          12213              13382
  Sep-97           17870          12872          12523              14115
  Dec-97           17401          13247          12592              14288

Past performance is not predictive of future performance.


TOUCHSTONE BOND SUB-ACCOUNT

Over the course of the annual period ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone Bond Sub-Account's performance. Corporate bonds, as measured by the Lehman Brothers Aggregate Index, rose 9.7% while the return of the CDA/Wiesenberger Corporate Bond (Investment Grade) Variable Annuity Average rose 8.0%. Total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Bond Sub-Account was 6.5%.

As the core fixed income manager of the Touchstone Bond Fund Portfolio II, Fort Washington Investment Advisors continued to emphasize over-weightings in high quality corporate bonds and underweightings in mortgage-backed securities. This strategy should provide above market returns at current interest rate levels if the mortgage sector continues to experience above average re-financing activity.

The last quarter of 1997, however, was one of tremendous dislocation and transition for the U.S. Bond market. The currency and economic instability in East Asia caused downgrades and large price deterioration in what were once high quality, bellwether credits in the marketplace. Bonds of issuers in Korea, Hong Kong, Malaysia and Thailand suffered serious price declines as investors worldwide sold their bonds. This unprecedented plunge in highly rated securities fueled a simultaneous flight to quality as investors repositioned their assets in U.S. Treasury bonds.


                        Growth of a $10,000 investment

      ----------------------
      Aggregate Total Return
      ----------------------
      One Year    Inception
       Ended     to 12/31/97
      12/31/97
        6.5%        21.4%
      ----------------------


 Measurement        Touchstone     Lehman      CDA/Wiesenberger
   Period              Bond        Brothers       Corporate
(Fiscal Year           Sub-       Aggregate         Bond
  Covered)            Account       Index         Avg - VA
  Feb-95              10000         10000          10000
  Mar-95              10068         10061          10050
  Jun-95              10686         10674          10651
  Sep-95              10832         10884          10830
  Dec-95              11263         11348          11216
  Mar-96              10974         11147          11055
  Jun-96              10972         11210          11087
  Sep-96              11129         11417          11280
  Dec-96              11395         11760          11606
  Mar-97              11322         11695          11560
  Jun-97              11649         12125          11935
  Sep-97              11983         12530          12299
  Dec-97              12137         12895          12530

Past performance is not predictive of future performance.


TOUCHSTONE STANDBY INCOME SUB-ACCOUNT

Over the course of the annual period ending December 31, 1997, several investment management strategies and techniques materially affected the Touchstone Standby Income Sub-Account's performance. Cash equivalents, as measured by the Merrill Lynch 91-Day Treasury, rose 5.3% while the return of the Donoghue Money Market Average rose by 5.1%. Total return (net of fees and expenses, but excluding surrender charges) for the Touchstone Standby Income Sub-Account was 4.0%.

As the ultra-short fixed income manager of the Touchstone Standby Income Portfolio, Ft. Washington Investment Advisors maintained its core investment strategy by maintaining a stable average maturity slightly longer than the 90-day Treasury bill. During the second half of 1997, Ft. Washington's portfolio was overweighted in commercial paper and underweighted in asset-backed securities and corporate bonds. This gave them liquidity as interest rates rose. When Ft. Washington believed that interest rates had stabilized, they reacted by buying longer maturity corporates and asset-backed securities. These types of securities had become cheap, on a relative basis, as other investors began to sell their positions in search of liquidity. Finally, as the Asian crisis started to unfold and spreads began to widen in the corporate bond market, asset-backed securities were in short supply and high demand. This sector selection strategy protected principal and keep the fund liquid.



                        Growth of a $10,000 investment

      ----------------------
      Aggregate Total Return
      ----------------------
      One Year    Inception
       Ended     to 12/31/97
      12/31/97
        4.0%        11.4%
      ----------------------

                                   Merrill
 Measurement        Touchstone      Lynch    IBC Donoghue  CDA/Wiesenberger
   Period         Standby Income    91-Day     Money           Money
(Fiscal Year           Sub-        Treasury    Market          Market
  Covered)            Account       Index      Index          Avg - VA
  Feb-95              10000         10000      10000           10000
  Mar-95              10053         10046      10051           10038
  Jun-95              10115         10185      10202           10148
  Sep-95              10190         10321      10347           10253
  Dec-95              10317         10457      10499           10359
  Mar-96              10407         10586      10628           10456
  Jun-96              10505         10713      10765           10552
  Sep-96              10608         10842      10914           10652
  Dec-96              10711         10974      11056           10753
  Mar-97              10801         11107      11197           10852
  Jun-97              10908         11246      11350           10958
  Sep-97              11033         11387      11502           11064
  Dec-97              11141         11532      11646           11214

Past performance is not predictive of future performance.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
Statement of Net Assets
As of December 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments at current market value:
     Select Advisors Variable Insurance Trust
       Emerging Growth Portfolio (1,011,132 shares, cost
        $14,102,125)                                          $ 15,571,429
       International Equity Portfolio (1,094,533 shares,
        cost $12,968,031)                                       13,145,336
       Balanced Portfolio (1,330,036 shares, cost
        $18,150,256)                                            18,607,210
       Income Opportunity Portfolio (2,045,113 shares, cost
        $23,590,436)                                            22,557,601
       Standby Income Portfolio (1,151,627 shares, cost
        $11,526,134)                                            11,516,273

     Select Advisors Portfolios
       Growth & Income Portfolio II (59.548236% beneficial
        interest, cost $24,411,541)                             27,783,480
       Bond Portfolio II(46.030520% beneficial interest,
        cost $10,776,380)                                       11,365,878
                                                              ------------
          Total investments                                    120,547,207
       Accounts receivable from Western-Southern Life
        Assurance Company                                              894
                                                              ------------
               Total net assets                               $120,548,101
                                                              ============

NET ASSETS
  Variable Annuity Contracts                                  $120,547,058
  Retained in the variable account by Western-Southern Life
     Assurance Company                                               1,043
                                                              ------------
               Total net assets                               $120,548,101
                                                              ============

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
Statement of Operations and Changes in Net Assets
For the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                   EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                                    GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                      TOTAL       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------   -----------   -------------   -----------   -----------   -----------
INCOME:
    Dividends and capital gains    $  5,409,296   $   834,976    $   709,520    $ 1,376,386   $ 2,070,121   $   418,293
    Miscellaneous income (loss)           3,218         3,731          2,880         (2,658)       (3,840)          328
EXPENSES:
    Mortality and expense risk,
      and administrative charge         939,202       122,709        108,285        135,364       179,897       103,640
                                   ------------   -----------    -----------    -----------   -----------   -----------
  Net Investment Income (loss)        4,473,312       715,998        604,115      1,238,364     1,886,384       314,981
                                   ------------   -----------    -----------    -----------   -----------   -----------
  Net change in unrealized
    appreciation (depreciation)
    on investments                    4,261,510     1,424,333         71,338        292,397    (1,073,439)      (10,274)
  Realized gain (loss) on
    investments                         735,060       360,604        196,132         25,029       154,273          (978)
                                   ------------   -----------    -----------    -----------   -----------   -----------
Net realized and unrealized gain
  (loss) on investments               4,996,570     1,784,937        267,470        317,426      (919,166)      (11,252)
                                   ------------   -----------    -----------    -----------   -----------   -----------
Net increase in net assets
  resulting from operations           9,469,882     2,500,935        871,585      1,555,790       967,218       303,729
                                   ------------   -----------    -----------    -----------   -----------   -----------
Contract owners activity:
  Payments received from contract
    owners                           85,891,128     9,661,438      8,570,847     12,652,990    17,117,095    14,114,244
  Net transfers between
    sub-accounts and/or fixed
    account                             414,133       764,178        877,161      1,086,970      (243,339)   (5,891,834)
  Withdrawals and surrenders         (2,638,983)     (384,782)      (287,848)      (364,055)     (532,734)     (293,869)
  Contract maintenance change           (23,424)       (3,521)        (3,073)        (3,299)       (4,491)       (1,006)
                                   ------------   -----------    -----------    -----------   -----------   -----------
  Net increase from contract
    activity                         83,642,854    10,037,313      9,157,087     13,372,606    16,336,531     7,927,535
                                   ------------   -----------    -----------    -----------   -----------   -----------
Net increase in net assets           93,112,736    12,538,248     10,028,672     14,928,396    17,303,749     8,231,264
Net assets, at beginning of
  period                             27,435,365     3,033,208      3,116,692      3,678,829     5,253,947     3,285,736
                                   ------------   -----------    -----------    -----------   -----------   -----------
Net assets, at end of period       $120,548,101   $15,571,456    $13,145,364    $18,607,225   $22,557,696   $11,517,000
                                   ============   ===========    ===========    ===========   ===========   ===========

                                    GROWTH &
                                    INCOME II      BOND II
                                   SUB-ACCOUNT   SUB-ACCOUNT
                                   -----------   -----------
INCOME:
    Dividends and capital gains    $        --   $        --
    Miscellaneous income (loss)          3,168          (391)
EXPENSES:
    Mortality and expense risk,
      and administrative charge        207,267        82,040
                                   -----------   -----------
  Net Investment Income (loss)        (204,099)      (82,431)
                                   -----------   -----------
  Net change in unrealized
    appreciation (depreciation)
    on investments                   3,058,688       498,467
  Realized gain (loss) on
    investments                             --            --
                                   -----------   -----------
Net realized and unrealized gain
  (loss) on investments              3,058,688       498,467
                                   -----------   -----------
Net increase in net assets
  resulting from operations          2,854,589       416,036
                                   -----------   -----------
Contract owners activity:
  Payments received from contract
    owners                          17,225,945     6,548,569
  Net transfers between
    sub-accounts and/or fixed
    account                          1,881,077     1,939,920
  Withdrawals and surrenders          (560,767)     (214,928)
  Contract maintenance change           (6,180)       (1,854)
                                   -----------   -----------
  Net increase from contract
    activity                        18,540,075     8,271,707
                                   -----------   -----------
Net increase in net assets          21,394,664     8,687,743
Net assets, at beginning of
  period                             6,388,817     2,678,136
                                   -----------   -----------
Net assets, at end of period       $27,783,481   $11,365,879
                                   ===========   ===========

Statement of Operations and Changes in Net Assets
For the year ended December 31, 1996
--------------------------------------------------------------------------------

                                                     EMERGING     INTERNATIONAL                   INCOME        STANDBY
                                                      GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME
                                         TOTAL      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                      -----------   -----------   -------------   -----------   -----------   -----------
INCOME:
    Dividends and capital gains       $   632,218   $   78,087      $   19,427    $  106,100    $  359,226    $    69,378
    Miscellaneous income (loss)            11,618        1,457            (196)        1,531           840            334
EXPENSES:
    Mortality and expense risk, and
      administrative charge               139,808       15,425          16,207        19,935        22,201         18,034
                                      -----------   ----------      ----------    ----------    ----------    -----------
  Net Investment Income (loss)            504,028       64,119           3,024        87,696       337,865         51,678
                                      -----------   ----------      ----------    ----------    ----------    -----------
  Net change in unrealized
    appreciation (depreciation) on
    investments                           736,735       51,240         103,391       182,124        34,430            304
  Realized gain (loss) on
    investments                            55,105       14,060          25,572         3,877        12,639         (1,043)
                                      -----------   ----------      ----------    ----------    ----------    -----------
Net realized and unrealized gain
  (loss) on investments                   791,840       65,300         128,963       186,001        47,069           (739)
                                      -----------   ----------      ----------    ----------    ----------    -----------
Net increase in net assets resulting
  from operations                       1,295,868      129,419         131,987       273,697       384,934         50,939
                                      -----------   ----------      ----------    ----------    ----------    -----------
Contract owners activity:
  Payments received from contract
    owners                             24,271,995    2,915,558       2,950,701     3,035,487     3,973,450      3,946,882
  Net transfers between sub-accounts
    and/or fixed account                  (51,686)    (166,332)       (120,369)       47,771       672,000     (1,138,789)
  Withdrawals and surrenders             (147,317)     (20,170)        (21,168)      (17,803)      (26,742)       (16,705)
  Contract maintenance change              (1,706)        (249)           (163)         (256)         (188)          (134)
                                      -----------   ----------      ----------    ----------    ----------    -----------
  Net increase from contract
    activity                           24,071,286    2,728,807       2,809,001     3,065,199     4,618,520      2,791,254
                                      -----------   ----------      ----------    ----------    ----------    -----------
Net increase in net assets             25,367,154    2,858,226       2,940,988     3,338,896     5,003,454      2,842,193
Net assets, at beginning of period      2,068,211      174,982         175,704       339,933       250,493        443,543
                                      -----------   ----------      ----------    ----------    ----------    -----------
Net assets, at end of period          $27,435,365   $3,033,208      $3,116,692    $3,678,829    $5,253,947    $ 3,285,736
                                      ===========   ==========      ==========    ==========    ==========    ===========

                                       GROWTH &
                                       INCOME II      BOND II
                                      SUB-ACCOUNT   SUB-ACCOUNT
                                      -----------   -----------
INCOME:
    Dividends and capital gains       $       --    $       --
    Miscellaneous income (loss)            6,979           673
EXPENSES:
    Mortality and expense risk, and
      administrative charge               31,803        16,203
                                      ----------    ----------
  Net Investment Income (loss)           (24,824)      (15,530)
                                      ----------    ----------
  Net change in unrealized
    appreciation (depreciation) on
    investments                          288,509        76,737
  Realized gain (loss) on
    investments
                                      ----------    ----------
Net realized and unrealized gain
  (loss) on investments                  288,509        76,737
                                      ----------    ----------
Net increase in net assets resulting
  from operations                        263,685        61,207
                                      ----------    ----------
Contract owners activity:
  Payments received from contract
    owners                             5,241,129     2,208,788
  Net transfers between sub-accounts
    and/or fixed account                 555,914        98,119
  Withdrawals and surrenders             (29,858)      (14,871)
  Contract maintenance change               (538)         (178)
                                      ----------    ----------
  Net increase from contract
    activity                           5,766,647     2,291,858
                                      ----------    ----------
Net increase in net assets             6,030,332     2,353,065
Net assets, at beginning of period       358,485       325,071
                                      ----------    ----------
Net assets, at end of period          $6,388,817    $2,678,136
                                      ==========    ==========

    The accompanying notes are an integral part of the financial statements.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
Notes to Financial Statements
--------------------------------------------------------------------------------

1.  ORGANIZATION

     Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company ("Western & Southern"). The Account is a funding vehicle for individual variable annuity contracts and commenced operations on February 23, 1995.

     The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The Account has seven investment sub-accounts each of which invests in the corresponding portfolio (a "Portfolio") of Select Advisors Variable Insurance Trust or of Select Advisers Portfolios, each of which is an open-ended diversified management investment company. The sub-accounts' values fluctuate on a day to day basis depending on the investment performance of the Portfolio in which each sub-account is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interest in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

     Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the annuity contracts.

3.  CONTRACT CHARGES

     Certain deductions for administrative and risk charges are deducted from the contract value, in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35%.

     The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. The contract maintenance charge is $35 for the first ten Contract Years and the lesser of (a) $35 or (b) 0.17% of the Contract Value after the tenth Contract Anniversary.

     Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. This charge ranges from 7% to 0% depending on the number of years since the payment was received.

4.  USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

5.  TAXES

     The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
Notes to Financial Statements
--------------------------------------------------------------------------------

6.  PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares and beneficial interests of the portfolios purchased and proceeds from shares and beneficial interests of the portfolios sold by the corresponding sub-accounts for the period January 1, 1997 to December 31, 1997.

                                             PURCHASES       SALES
                                            -----------    ----------
Select Advisors Variable Insurance Trust
  Emerging Growth Portfolio                 $13,170,887    $2,417,682
  International Equity Portfolio             10,972,885     1,211,737
  Balanced Portfolio                         14,823,266       212,387
  Income Opportunity Portfolio               20,215,886     1,993,295
  Standby Income Portfolio                   17,107,511     8,865,373
Select Advisors Portfolio
  Growth & Income Portfolio II               20,562,741     2,226,763
  Bond Portfolio II                           8,565,550       376,274

7.  UNIT VALUES

     The following table shows a summary of units outstanding for variable annuity contracts for the period January 1, 1997 to December 31, 1997.

                                                                    TRANSFERS
                                BEGINNING     UNITS      UNITS     BETWEEN SUB-    ENDING        UNIT         ENDING
                                  UNIT      PURCHASED   REDEEMED     ACCOUNTS       UNITS       VALUE         VALUE
                                ---------   ---------   --------   ------------   ---------   ----------   ------------
Emerging Growth Sub-account      236,639      658,639   (24,977)       50,785       921,086   16.905544    $ 15,571,456
International Equity
  Sub-account                    252,346      636,140   (21,290)       72,784       939,980   13.984724      13,145,364
Balanced Sub-account             266,916      839,471   (24,039)       71,219     1,153,567   16.130170      18,607,225
Income Opportunity Sub-account   334,062    1,008,989   (31,392)      (15,333)    1,296,326   17.401250      22,557,696
Standby Income Sub-account       306,751    1,291,272   (26,966)     (537,276)    1,033,781   11.140654      11,517,000
Growth & Income Sub-account      451,141    1,129,801   (36,756)      114,534     1,658,720   16.749955      27,783,481
Bond Sub-account                 235,025      557,735   (18,397)      162,068       936,431   12.137441      11,365,879
                                                                                                           ------------
                                                                                                           $120,548,101
                                                                                                           ============

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
Supplementary Information-selected Per Unit Data and Ratios
(Selected data for a share of accumulation unit outstanding throughout each year)
--------------------------------------------------------------------------------

                                 EMERGING     INTERNATIONAL                   INCOME        STANDBY      GROWTH &
                                  GROWTH         EQUITY        BALANCED     OPPORTUNITY     INCOME       INCOME II      BOND II
                                SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   -------------   -----------   -----------   -----------   -----------   -----------
FOR THE YEAR ENDED
DECEMBER 31, 1997
Per share data
  Investment income             $ 0.914814      $ 0.759815    $ 1.297872    $ 2.211330    $ 0.586459    $       --    $       --
  Expenses                        0.197048        0.179407      0.200630      0.227065      0.146437      0.204446      0.156956
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
Investment income-net             0.717766        0.580408      1.097242      1.984265      0.440022     (0.204446)    (0.156956)
Net realized and unrealizable
  gain (loss) on investments      3.369931        1.053431      1.250190     (0.310492)    (0.010786)     2.792923      0.899266
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net
  asset value                     4.087697        1.633839      2.347432      1.673773      0.429236      2.588477      0.742310
  Beginning of year              12.817847       12.350885     13.782738     15.727477     10.711418     14.161478     11.395131
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
  End of year                   $16.905544      $13.984724    $16.130170    $17.401250    $11.140654    $16.749955    $12.137441
                                ==========      ==========    ==========    ==========    ==========    ==========    ==========
Ratios
  Ratio of operating expense
    to average net assets(%)          1.32%           1.33%         1.21%         1.29%         1.40%         1.21%         1.17%
  Ratio of investment
    income-net to average net
    assets(%)                         7.70%           7.43%        11.11%        13.57%         4.26%        -1.19%        -1.17%

FOR THE YEAR ENDED
DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------------------
Per share data
  Investment income             $ 0.334587      $ 0.083236    $ 0.564184    $ 1.961352    $ 0.546191    $       --    $       --
  Expenses                        0.165347        0.159808      0.170051      0.189796      0.141698      0.181541      0.149925
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
Investment income-net             0.169240       (0.076572)     0.394133      1.771556      0.404493     (0.181541)    (0.149925)
Net realized and unrealizable
  gain (loss)                     0.961438        1.196627      1.425763      1.440778     (0.010269)     1.852780      0.282532
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
Net increase in net asset
  value                           1.130678        1.120055      1.819896      3.212334      0.394224      1.671239      0.132607
  Beginning of year              11.687169       11.230830     11.962842     12.515143     10.317194     12.490239     11.262524
                                ----------      ----------    ----------    ----------    ----------    ----------    ----------
  End of year                   $12.817847      $12.350885    $13.782738    $15.727477    $10.711418    $14.161478    $11.395131
                                ==========      ==========    ==========    ==========    ==========    ==========    ==========
Ratios
  Ratio of operating expense
    to average net assets(%)          0.96%           0.98%         0.99%         0.81%         0.97%         0.94%         1.08%
  Ratio of investment
    income-net to average net
    assets(%)                         4.00%           0.18%         4.36%        12.28%         2.77%        (0.74)%       (1.03)%

The above information has been prepared using daily weighted-average units outstanding.

    The accompanying notes are an integral part of the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Contractholders and Board of
Directors of Western-Southern Life
Assurance Company

We have audited the accompanying statement of net assets of Western-Southern Life Assurance Company Separate Account 1 as of December 31, 1997, and the related statements of operations, changes in net assets and selected per unit data and ratios for the years ended December 31, 1997 and 1996. These financial statements and per unit data and ratios are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company Separate Account 1 as of December 31, 1997, the results of operations, the changes in its net assets and the selected per unit data and ratios for the years ended December 31, 1997 and 1996 in conformity with generally accepted accounting principles.




Cincinnati, Ohio
January 16, 1998

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                                       14